Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of consolidated financial statements the related party transactions

	2024	2023
	USD	USD

Associates:
Alps Globemedics
Agent commission	120,189	137,164
Management fee income	12,916	13,479
Purchases	-	1,035

Related party:
Director
Agent commission	18,102	41,768
Consultancy fee	51,663	53,914
Acquisition of patent	707,028	-

Schedule of key management personnel
	2024	2023
	USD	USD

Fee	71,811	101,966
Salaries and other emoluments	162,726	150,056
Defined contribution plans	19,255	20,218

	253,792	272,240

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of consolidated financial statements the related party transactions
	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Associates:
Alps Globemedics
Agent commission	142,809	46,039
Management fee income	7,111	6,410

Schedule of key management personnel
	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Fee	50,201	35,639
Salaries and other emoluments	80,690	79,979
Defined contribution plans	10,625	9,358

	141,516	124,976